Intangible Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Economic life of patents, description	On January 23, 2009, the Company purchased the family of patents and future filings based on those patents, entitled “Recombinant production of mixtures of antibodies” from Crucell Holland B.V. The non-provisional filing date for this application was on July 15, 2003 and accordingly applications stemming from that patent family have an approximate economic life of 20 years from that date, not including patent term adjustment, extensions or any related doctrine. As a result, the Company is amortizing the cost over the approximate economic life of 14 years after acquisition of the patent family.